Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	28,581,182	26,101,755	25,607,302
Common stock, shares outstanding	28,581,182	26,101,755	25,607,302